UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: October 31, 2010
Date of reporting period: October 31, 2010

Item 1. Reports to Stockholders.
The Advisors’ Inner Circle Fund
The McKee International Equity Portfolio

Annual Report	October 31, 2010

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2010
TABLE OF CONTENTS

Shareholders’ Letter	1

Schedule of Investments	4

Statement of Assets and Liabilities	9

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	13

Report of Independent Public Accounting Firm	25

Disclosure of Portfolio Expenses	26

Trustees and Officers of the Advisors’ Inner Circle Fund	28

Notice to Shareholders	36
The Portfolio files its complete schedule of investments of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio’s Form N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-625-3346; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2010
Dear Shareholders:
Economic and Market Perspective
The global economic expansion continues to be led by the emerging market countries. Developed economies are growing at a moderate pace but budget deficits and high levels of sovereign debt are headwinds. Monetary policy remains expansionary in the developed nations in response to sluggish growth, and official rates are unlikely to rise in the near term. However, interest rates are rising in the emerging countries as central banks attempt to stave off inflation. Commodity prices are rising sharply for metals, agricultural goods, and oil. The dollar has exhibited great volatility but has ended the period largely unchanged. Corporate profits have grown briskly as rising productivity and cost discipline overcame modest revenue growth. Equity prices have responded to earnings growth and stocks appear reasonably valued at current levels, even undervalued in the context of fixed income and cash alternatives.
Performance
For the twelve months ending October 31, 2010, the Portfolio’s return of 9.91% was 155 basis points greater than the 8.36% return for the benchmark MSCI EAFE Index. Stock selection in the consumer discretionary, energy and information technology sectors was responsible for the outperformance.
Portfolio Structure
As of October 31, 2010, the Portfolio was invested in 19 countries. The Portfolio is overweight in the Euro Zone but underweight in the United Kingdom, Australia, Switzerland, and the Nordic countries. Emerging markets and Canada, which are not included in the MSCI EAFE Index, accounted for 5% and 2% of the Portfolio respectively. The Portfolio is overweight in industrials, energy, health care, and information technology. Financials, consumer staples, and materials are underweight. On October 31, 2010, the Portfolio was invested in 56 companies.
Outlook
Global economic growth will likely continue to be led by emerging economies and commodity producers. Governments in the developed countries are likely to adopt further austerity measures to ease their sovereign debt burdens. Continued growth disparities between the developed and emerging countries could cause trade tensions and greater exchange rate volatility. Emerging countries seem more likely to institute taxes and capital controls to prevent volatile fund flows from destabilizing their economies. The Federal Reserve’s renewed quantitative easing

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2010
program will exacerbate global trade tensions and could cause significant dollar weakness and rising inflation. Corporate profits should rise but at a more moderate pace. While equity prices have risen significantly, valuations are still reasonable. Returns to cash remain negative on an inflation adjusted basis. If economic growth continues and major trade disruptions are avoided, further equity appreciation is expected.
Yours Truly,
Eugene M. Natali
C.S. McKee Chief Executive Officer
This material represents the manager’s assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.
Definition of the Comparative Index
Morgan Stanley MSCI EAFE Index is an unmanaged index comprised of over 1,100 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2010
Growth of a $10,000 Investment
The performance data quoted herein represents past performance and the return and value of an investment in the Portfolio will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Portfolio. The Portfolio’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses.
If such fees and expenses were included in the index returns, the performance would have been lower.
Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Portfolio will meet its stated objectives. The Portfolio’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
See definition of comparative index on page 2.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2010
SECTOR WEIGHTINGS (Unaudited)†:
SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.5%

	Shares	Value
AUSTRALIA — 5.2%
Australia & New Zealand Banking Group	190,000	$4,620,565
CSL	120,000	3,861,596
Newcrest Mining	106,709	4,179,662

		12,661,823

BRAZIL — 2.0%
Vale ADR, Cl B	154,000	4,949,560

CANADA — 1.8%
Talisman Energy	240,000	4,360,849

FRANCE — 6.0%
AXA	220,000	3,999,555
BNP Paribas	55,000	4,017,138
Capital Gemini	60,000	3,056,791
Vivendi	125,000	3,560,731

		14,634,215

GERMANY — 10.4%
Allianz	40,000	5,005,838
Bayer	60,000	4,471,563
Bayerische Motoren Werke	69,700	4,990,058
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2010
COMMON STOCK — continued

	Shares	Value
GERMANY — (continued)
E.ON	100,000	$3,127,259
MAN	40,000	4,392,061
STADA Arzneimittel	110,000	3,378,064

		25,364,843

GREECE — 1.6%
Coca-Cola Hellenic Bottling	150,000	3,877,801

HONG KONG — 1.1%
New World Development	1,400,000	2,763,051

ISRAEL — 1.6%
Teva Pharmaceutical Industries ADR	75,000	3,892,500

ITALY — 4.5%
Finmeccanica	250,000	3,485,156
Tenaris	190,000	3,934,786
UniCredit	1,400,000	3,644,576

		11,064,518

JAPAN — 20.2%
Canon	100,000	4,618,250
East Japan Railway	60,000	3,705,773
Fanuc	40,000	5,785,227
KDDI	900	4,843,575
Komatsu	240,000	5,875,605
Kubota	420,000	3,733,333
Kuraray	225,000	3,220,670
Mitsubishi UFJ Financial Group	650,000	3,026,071
Nintendo	16,000	4,141,527
Nissan Chemical Industries	260,000	2,979,268
Seven & I Holdings	190,000	4,418,001
Shionogi	175,000	3,045,934

		49,393,234

NETHERLANDS — 1.2%
TNT	112,750	2,993,169

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2010
COMMON STOCK — continued

	Shares	Value
NORWAY — 1.5%
Statoil ADR (A)	170,000	$3,711,100

PORTUGAL —1.8%
Portugal Telecom	300,000	4,323,956

SINGAPORE — 1.7%
DBS Group Holdings	400,000	4,295,924

SPAIN — 8.4%
Banco Santander	425,000	5,452,792
Inditex (A)	80,000	6,672,597
Red Electrica	65,000	3,260,932
Telefonica	195,000	5,257,964

		20,644,285

SWEDEN — 1.3%
Nordea Bank	300,000	3,290,975

SWITZERLAND — 5.5%
ABB*	190,000	3,937,163
Credit Suisse Group	100,000	4,133,198
Novartis	95,000	5,510,676

		13,581,037

TAIWAN — 2.7%
Hon Hai Precision Industry	925,000	3,504,074
Taiwan Semiconductor
Manufacturing ADR	275,000	3,000,250

		6,504,324

UNITED KINGDOM — 17.0%
Anglo American	110,000	5,114,234
BG Group	210,000	4,081,011
Centrica	1,000,000	5,311,206
Diageo	230,000	4,236,175
Royal Dutch Shell, Cl B	86,199	2,754,228
Royal Dutch Shell ADR, Cl B (A)	50,000	3,216,000
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2010
COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — (continued)
SABMiller	145,000	$4,690,992
Standard Chartered	140,000	4,041,281
Vedanta Resources	80,000	2,654,004
WPP	475,000	5,513,454

		41,612,585

TOTAL COMMON STOCK (Cost $180,963,825)		233,919,749

RIGHTS — 0.1%

SPAIN — 0.0%
Banco Santander, Expires November 2010* (Cost $—)	385,000	63,678

UNITED KINGDOM — 0.1%
Standard Chartered, Expires November 2010* (Cost $—)	17,500	147,029

TOTAL RIGHTS (Cost $—)		210,707

SHORT TERM INVESTMENTS (B)(C) — 4.3%
FFI Select Institutional Fund, 0.224%	3,439,583	3,439,583
Fidelity Institutional Prime Money Market Portfolio, 0.256%	3,500,000	3,500,000
Western Asset Institutional Cash Reserve, 0.259%	3,500,000	3,500,000

TOTAL SHORT TERM INVESTMENTS (Cost $10,439,583)		10,439,583

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2010
REPURCHASE AGREEMENT — 5.1%

	Face Amount	Value
HSBC 0.220%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $12,515,391 (collateralized by International Bank for Reconstruction and Development bond, par value $8,730,000, 7.625%, 01/19/23, with total market value $12,769,726) (Cost $12,515,162)	$12,515,162	$12,515,162

TOTAL INVESTMENTS — 105.0% (Cost $203,918,570)		$257,085,201

SCHEDULE OF OPEN OPTIONS WRITTEN — (0.0)%

	Contracts
Vale ADR, 01/22/11, at $35	(540)	(48,600)
Vale ADR, 01/22/11, at $40	(1,000)	(16,000)

TOTAL OPEN OPTIONS WRITTEN — (0.0)% (Premiums Received ($271,905))		$(64,600)

Percentages are based on Net Assets of $244,838,116.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at October 31, 2010. The total value of securities on loan at October 31, 2010 was $10,003,659.

(B)	Rate shown is the 7-day effective yield as of October 31, 2010.

(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2010 was $10,439,583.

ADR — American Depositary Receipt

Cl— Class
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2010
STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value† (Cost $203,918,570)	$257,085,201
Foreign Currency, at Value (Cost $16,339)	16,721
Dividend and Interest Receivable	627,480
Reclaim Receivable	118,182
Receivable for Capital Shares Sold	309
Prepaid Expenses	14,727

Total Assets	257,862,620

Liabilities:
Collateral Held for Securities on Loan	10,439,583
Payable for Investment Securities Purchased	2,265,429
Payable due to Investment Adviser	144,432
Written Options, at Value (Premiums Received $271,905)	64,600
Payable due to Administrator	24,760
Chief Compliance Officer Fees Payable	3,232
Payable due to Trustees	2,080
Payable for Capital Shares Redeemed	900
Other Accrued Expenses and Other Payables	79,488

Total Liabilities	13,024,504

Net Assets	$244,838,116

NET ASSETS CONSIST OF:

Paid-in Capital	$200,214,554
Undistributed Net Investment Income	3,161,105
Accumulated Net Realized Loss on Investments, Written Options, Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(11,849,623)
Net Unrealized Appreciation on Investments and Written Options	53,373,936
Net Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(61,856)

Net Assets	$244,838,116

Institutional Class Shares:
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	20,428,139
Net Asset Value, Per Share	$11.99

†	Includes market value of securities on loan of $10,003,659.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
FOR THE YEAR ENDED
OCTOBER 31, 2010
STATEMENT OF OPERATIONS

Investment Income:
Dividends	$6,394,049
Interest	9,983
Income received from securities lending	126,361
Less: Foreign Taxes Withheld	(590,405)

Total Investment Income	5,939,988

Expenses:
Investment Advisory Fees	1,497,434
Administration Fees	256,705
Shareholder Serving Fees	69,724
Chief Compliance Officer Fees	10,037
Trustees’ Fees	8,394
Transfer Agent Fees	72,048
Custodian Fees	64,369
Legal Fees	42,759
Printing Fees	21,333
Registration and Filing Fees	20,007
Audit Fees	19,341
Other Expenses	31,552

Total Expenses	2,113,703

Less:
Fees Paid Indirectly — Note 4	(31)

Net Expenses	2,113,672

Net Investment Income	3,826,316

Net Realized Gain (Loss) on:
Investments	(972,299)
Written Options	195,644
Foreign Currency Transactions	(35,917)

Net Realized Loss	(812,572)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	18,635,534
Written Options	207,305
Foreign Currency Transactions	18,286

Net Change in Unrealized Appreciation (Depreciation)	18,861,125

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	18,048,553

Net Increase in Net Assets Resulting from Operations	$21,874,869

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	October 31,	October 31,
	2010	2009
Operations:
Net Investment Income	$3,826,316	$3,331,901
Net Realized Loss On Investments, Written Options and Foreign Currency Transactions	(812,572)	(9,645,540)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Written Options and Foreign Currency Transactions	18,861,125	64,064,320

Net Increase in Net Assets Resulting From Operations	21,874,869	57,750,681

Dividends:

Dividends from Net Investment Income	(3,724,437)	(6,081,279)
Distributions from Net Capital Gains	—	(529,003)

Total Dividends and Distributions	(3,724,437)	(6,610,282)

Capital Share Transactions:
Issued	23,867,611	19,915,950
Reinvestment of Distributions	3,477,793	6,395,516
Redemption Fees — Note 2	102	61,538
Redeemed	(3,765,279)	(35,175,972)

Net Increase (Decrease) in Net Assets From Capital Share Transactions	23,580,227	(8,802,968)

Total Increase in Net Assets	41,730,659	42,337,431

Net Assets:

Beginning of Year	203,107,457	160,770,026

End of Year (including Undistributed Net Investment Income of $3,161,105 and $3,095,143, respectively)	$244,838,116	$203,107,457

Shares Transactions:
Issued	2,152,452	2,337,781
Reinvestment of Distributions	304,004	765,062
Redeemed	(334,967)	(3,760,019)

Net Increase (Decrease) in Shares Outstanding From Share Transactions	2,121,489	(657,176)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year

	Years Ended October 31,
	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Year	$11.09	$8.48	$17.97	$15.68	$12.47

Income (Loss) from Investment Operations:
Net Investment Income*	0.20	0.17	0.34	0.34	0.29

Net Realized and Unrealized Gain (Loss)	0.90	2.79	(7.83)	3.47	3.12

Total from Investment Operations	1.10	2.96	(7.49)	3.81	3.41

Redemption Fees**	—	—	—	—	—

Dividends and Distributions:
Net Investment Income	(0.20)	(0.32)	(0.31)	(0.27)	(0.20)
Capital Gains	—	(0.03)	(1.69)	(1.25)	—

Total Dividends and Distributions	(0.20)	(0.35)	(2.00)	(1.52)	(0.20)

Net Asset Value, End of Year	$11.99	$11.09	$8.48	$17.97	$15.68

Total Return†	9.91%	36.34%	(46.49)%	26.19%	27.62%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$244,838	$203,107	$160,770	$275,432	$243,248
Ratio of Expenses to Average Net Assets (1)	0.99%	1.01%	1.00%	0.99%	1.00%
Ratio of Net Investment Income to Average Net Assets	1.79%	1.91%	2.50%	2.10%	2.02%
Portfolio Turnover Rate	9%	22%	25%	16%	13%

*	Per share calculations were performed using average shares for the period.

**	Amount represents less than $0.01 per share.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If there expense offsets were included, the ratio would be equal to the ratio presented.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO OCTOBER 31, 2010
NOTES TO FINANCIAL STATEMENTS
1. Organization:
The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 34 portfolios. The financial statements herein are those of the McKee International Equity Portfolio (the “Portfolio”). The investment objective of the Portfolio is long-term total return. The Portfolio invests primarily (at least 80% of its net assets) in equity securities of companies located in at least three countries other than the U.S. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.
2. Significant Accounting Policies:
The following is a summary of the Significant Accounting Policies followed by the Portfolio.
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Portfolio.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO OCTOBER 31, 2010
maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Portfolio’s Board of Trustees (the “Board”). The Portfolio’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.
Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options and at the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Board.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO OCTOBER 31, 2010
closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio’s Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.
The Portfolio uses Interactive Data Pricing and Reference Data, Inc., (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Portfolio’s administrator and can request that a meeting of the Committee be held.
If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.
As of October 31, 2010, there were no securities valued in accordance with the Trust’s fair value procedures.
In accordance with GAAP, the Portfolio discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO OCTOBER 31, 2010
would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly , the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$233,919,749	$—	$—	$233,919,749
Rights	—	210,707	—	210,707
Short Term Investments	10,439,583	—	—	10,439,583
Repurchase Agreement	—	12,515,162	—	12,515,162

Total Investments in Securities	$244,359,332	$12,725,869	$—	$257,085,201

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Call Options	$(64,600)	$—	$—	$(64,600)

For details of the investment classification, refer to the Schedule of Investments.
For the year ended October 31, 2010, there have been no significant changes to the Portfolio’s fair valuation methodology.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO OCTOBER 31, 2010
Of the Level 1 investments presented above, equity investments amounting to $165,874,054 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The Portfolio’s foreign equity securities may often be valued at an adjusted fair value amount. For the year ended October 31, 2010, there were no Level 3 securities.
Federal Income Taxes — It is the Portfolio’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.
The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
As of and during the year ended October 31, 2010, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO OCTOBER 31, 2010
Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Foreign Currency Translation — The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid.
Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO OCTOBER 31, 2010
to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of October 31, 2010, the Portfolio had no open forward foreign currency contracts.
Written Options — When a covered put or call option is written in the Portfolio, an amount equal to the premium received by the Portfolio is included in the Portfolio’s Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written.
When a covered written call expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying securities and the proceeds of the sale are increased by the premium originally received.
When a covered written put expires, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Portfolio purchases the security and the cost of the security is reduced by the premium originally received. The Portfolio trades written option contracts with off-balance sheet risk in the normal course of its investment activities in order to manage exposure to market risks. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio will write covered call options against equity positions as a hedging strategy.
Written Options Transactions — Written options transactions entered into during the year ended October 31, 2010 are summarized as follows:

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO OCTOBER 31, 2010

	Number of
	Contracts	Premium
Balance at November 1, 2009	—	$—
Written	2,940	777,894
Expired	(750)	(260,945)
Closing buys	(650)	(245,044)

Balance at October 31, 2010	1,540	$271,905

Expenses — Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.
Dividends and Distributions to Shareholders — The Portfolio distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.
Redemption Fees — The Portfolio retains redemption fees of 1.00% on redemptions of capital shares held for less than 180 days. For the years ended October 31, 2010 and October 31, 2009 there were $102 and $61,538, respectively, in redemption fees retained by the Portfolio.
3. Transactions with Affiliates:
Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.
The services provided by the Chief Compliance Officer (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.
4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:
The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO OCTOBER 31, 2010
$250 million, 0.08% on assets between $500 million and $1 billion and 0.06% of any amount above $1 billion of the Portfolio’s average daily net assets.
The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.
Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the C.S. McKee, L.P. (the “Adviser”). These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.
Union Bank, N.A. acts as custodian (the “Custodian”) for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.
DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.
During the year ended October 31, 2010, the Portfolio earned cash management credits of $31 which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.
5. Investment Advisory Agreement:
Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio’s average daily net assets.
6. Investment Transactions:
For the year ended October 31, 2010, the Portfolio made purchases of $39,329,725 and sales of $18,684,646 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.
7. Federal Tax Information:
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO OCTOBER 31, 2010
differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions and a reclass of distributions.
Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. Permanent differences are primarily attributable to foreign currency gain/loss which has been classified to/from the following accounts:

Undistributed	Accumulated
Net Investment	Net Realized
Loss	Gain
$(35,917)	$35,917
The tax character of dividends and distributions paid during the last two fiscal years was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
2010	$3,724,437	$—	$3,724,437
2009	6,082,275	528,007	6,610,282
As of October 31, 2010, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$3,161,404
Undistributed Long-Term Capital Gains	—
Capital Loss Carryforwards	(11,849,623)
Unrealized Appreciation	53,312,080
Other Temporary Differences	(299)

Total Distributable Earnings	$44,623,562

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2010, the Portfolio had the following capital loss carryforwards:

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2010

Year Expiring	Amount
2017	$11,072,968
2018	776,655

Total	$11,849,623

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Portfolio at October 31, 2010, were as follows:

	Aggregate	Aggregate
	Gross	Gross	Net
Federal	Unrealized	Unrealized	Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$203,918,570	$60,315,320	$(7,148,689)	$53,166,631
8. Concentration of Risks:
The Portfolio invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
9. Other:
At October 31, 2010, 56% of total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.
In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2010
10. Loans of Portfolio Securities:
The Portfolio may lend portfolio securities having a market value up to one-third of the Portfolio’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Portfolio’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of October 31, 2010, the value of the securities on loan was $10,003,659.
11. Recent Accounting Pronouncement:
In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.
12. Subsequent Events:
The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2010
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of
The Advisors’ Inner Circle Fund and
Shareholders of McKee International Equity Portfolio:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of McKee International Equity Portfolio (one of the portfolios constituting The Advisors’ Inner Circle Fund, hereafter referred to as the “Fund”) at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2010

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2010
DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited)
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.
Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table on the next page illustrates your Portfolio’s costs in two ways:
• Actual Portfolio Return. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the “Ending Account Value” number is derived from deducting that expense cost from the Portfolio’s gross investment return.
You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Portfolio under “Expenses Paid During Period.”
• Hypothetical 5% Return. This section helps you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio’s comparative cost by comparing the hypothetical result for your Portfolio in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.
Note: Because the return is set at 5% for comparison purposes — NOT your Portfolio’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2010
DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited) — concluded

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	5/1/2010	10/31/2010	Ratios	Period*

McKee International Equity Portfolio — Institutional Class Shares

Actual Portfolio Return	$1,000.00	$1,058.30	0.99%	$5.12
Hypothetical 5% Return	1,000.00	1,020.23	0.99	5.02

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)
Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons

	Position(s)	Term of Office
Name, Address,	Held with	and Length
Age[1]	the Trust	of Time Served[2]
INTERESTED
BOARD MEMBERS
ROBERT A. NESHER	Chairman of the	(Since 1991)
64 yrs. old	Board of Trustees

WILLIAM M. DORAN	Trustee	(Since 1992)
1701 Market Street
Philadelphia, PA 19103
70 yrs. old

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO
of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-625-3346. The following chart lists Trustees and Officers as of October 31, 2010.

	Number of
	Funds in
	The Advisors’
	Inner Circle Fund
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Board Member	Held by Board Member[3]
Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.	34	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds. SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P., Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Investments — Unit Trust Management (UK), Limited, SEI Global Nominee Ltd., SEI Opportunity Fund, L.P,, SEI Structured Credit Fund, L.P., SEI Multi-Strategy Funds plc., and SEI Islamic Investments Fund plc.

Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976- 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.	34	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds. SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P., Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), Limited, SEI Asset Korea Co., Ltd., SEI Global Nominee Limited and SEI Investments — Unit Trust Management (UK) Limited.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served[2]
INDEPENDENT BOARD MEMBERS

JAMES M. STOREY 79 yrs. old	Trustee	(Since 1994)

GEORGE J. SULLIVAN, JR. 67 yrs. old	Trustee	(Since 1999)

BETTY L. KRIKORIAN 67 yrs. old	Trustee	(Since 2005)

CHARLES E. CARLBOM 76 yrs. old	Trustee	(Since 2005)

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO

	Number of
	Funds in
	The Advisors’
	Inner Circle Fund
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Board Member	Held by Board Member[3]
Attorney, Solo Practitioner since 1994. Partner, Dechert, September 1987-December 1993.	34	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Massachusetts Health and Education Tax- Exempt Trust, and U.S. Charitable Gift Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P.

Self-Employed Consultant, Newfound Consultants, Inc. since April 1997.	34	Trustee of the Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P., Director of SEI Opportunity Fund, L.P., SEI Structured Credit Fund, L.P., member of the independent review committee for SEI’s Canadian-registered mutual funds.

Vice President Compliance, AARP Financial Inc. since September 2008. Self-Employed Legal and Financial Services Consultant since 2003. In-house Counsel, State Street Bank Global Securities and Cash Operations from 1995 to 2003.	34	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

Self-Employed Business Consultant, Business Project Inc. since 1997. CEO and President, United Grocers Inc. from 1997 to 2000.	34	Director, Oregon Transfer Company and Oregan Transfer Logistics, Inc. and Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served[2]
INDEPENDENT BOARD MEMBERS (continued)

MITCHELL A. JOHNSON 68 yrs. old	Trustee	(Since 2005)

JOHN K. DARR 66 yrs. old	Trustee	(Since 2008)

OFFICERS

PHILIP T. MASTERSON 46 yrs. old	President	(Since 2008)

MICHAEL LAWSON 50 yrs. old	Treasurer, Controller and Chief Financial Officer	(Since 2005)

RUSSELL EMERY 47 yrs. old	Chief Compliance Officer	(Since 2006)

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO

	Number of
	Funds in
	The Advisors’
	Inner Circle	Other Directorships
Principal Occupation(s)	Fund Overseen by	Held by
During Past 5 Years	Board Member	Board Member[3]
Retired.	34	Trustee of the Advisors’ Inner Circle Fund II, and Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P.

CEO, Office of Finance, FHL Banks from 1992 to 2007.	34	Director of Federal Home Loan Bank of Pittsburgh and Manna, Inc. and Trustee of the Advisors’ Inner Circle Fund II and Bishop Street Funds.

Managing Director of SEI Investments since 2006. Vice President and Assistant Secretary of the Administrator from 2004 to 2006. General Counsel of Citco Mutual Fund Services from 2003 to 2004. Vice President and Associate Counsel for the Oppenheimer Funds from 2001 to 2003.
	N/A	N/A

Director, SEI Investments, Fund Accounting since July 2005. Manager, SEI Investments Fund Accounting from April 1995 to February 1998 and November 1998 to July 2005.	N/A	N/A

Director of Investment Product Management and Development at SEI Investments since February 2003. Senior Investment Analyst, Equity team at SEI Investments from March 2000 to February 2003.	N/A	N/A

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served
OFFICERS

JOSEPH M. GALLO 37 yrs. old	Vice President and Secretary	(Since 2007)

CAROLYN F. MEAD 53 yrs. old	Vice President and Assistant Secretary	(Since 2007)

JAMES NDIAYE 42 yrs. old	Vice President and Assistant Secretary	(Since 2004)

TIMOTHY D. BARTO 42 yrs. old	Vice President and Assistant Secretary	(Since 2000)

MICHAEL BEATTIE 45 yrs. old	Vice President	(Since 2009)

ANDREW S. DECKER 47 yrs. old	AML Officer	(Since 2008)

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO

Number of
Funds in
The Advisors’
	Inner Circle Fund	Other Directorships
Principal Occupation(s)	Overseen by Board	Held by Board
During Past 5 Years	Member	Member
Corporate Counsel of SEI since 2007; Associate Counsel, ICMA Retirement Corporation 2004-2007; Federal Investigator, U.S. Department of Labor 2002-2004; U.S. Securities and Exchange Commission—Division of Investment Management, 2003.
	N/A	N/A

Corporate Counsel of SEI since 2007; Associate, Stradley, Ronon, Stevens & Young 2004-2007; Counsel, ING Variable Annuities, 1999-2002.	N/A	N/A

Employed by SEI Investments Company since 2004. Vice President, Deutsche Asset Management from 2003-2004. Associate, Morgan, Lewis & Bockius LLP from 2000-2003. Counsel, Assistant Vice President, ING Variable Annuities Group from 1999-2000.
	N/A	N/A

General Counsel, Vice President and Assistant Secretary of SEI Investments Global Funds Services since 1999; Associate, Dechert (law firm) from 1997-1999; Associate, Richter, Miller & Finn (law firm) from 1994-1997.
	N/A	N/A

Director of Client Services at SEI since 2004.	N/A	N/A

Compliance Officer and Product Manager, SEI, 2005-2008. Vice President, Old Mutual Capital, 2000- 2005. Operations Director, Prudential Investments, 1998-2000.	N/A	N/A

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO
NOTICE TO SHAREHOLDERS (Unaudited)
For shareholders that do not have an October 31, 2010 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2010 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2010, the Portfolio is designating the following items with regard to distributions paid during the year.

Qualifying for
			Corporate				Foreign Investors
Long-Term	Ordinary		Dividends	Qualifying	U.S.	Interest	Short-Term
Capital Gain	Income	Total	Received	Dividend	Government	Related	Capital Gain	Foreign
Distributions	Distributions	Distributions	Deduction (1)	Income (2)	Interest (3)	Income (4)	Dividends (5)	Tax Credit (6)
0.00%	100.0 0%	100.00%	0.00%	100.00%	0.00%	0.14%	0.00%	12.59%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Advisors’ Inner Circle Fund — McKee International Equity Portfolio who are residents of California, Connecticut, New Jersey and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the Internal Revenue Code (“IRC”) will be expiring for years beginning after December 31, 2009.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after December 31, 2009.

(6)	The percentage in this column represents the of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended October 31, 2010 amounting to $536,311 are expected to be passed through to the shareholders as foreign tax credits on Form 1099-DIV for the year ending December 31, 2010 which shareholders of this Portfolio will receive in late January, 2011. In addition, for the year ended October 31, 2010, gross foreign source income amounted to $4,219,798 for the McKee International Equity Portfolio. This provision of the IRC will be expiring for years beginning after December 31, 2009.
The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2010 . Complete information will be computed and reported in conjunction with your 2010 Form 1099-DIV.

NOTES

McKee International Equity Portfolio
P.O. Box 219009
Kansas City, MO 64121
866-625-3346
Adviser:
C.S. McKee, L.P.
One Gateway Center
Pittsburgh, PA 15222
Distributor:
SEI Investments Distribution Co.
Oaks, PA 19456
Administrator:
SEI Investments Global Funds Services
Oaks, PA 19456
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004
This information must be preceded or accompanied by a current prospectus for the Portfolio described.
CSM-AR-001-0900

Item 2.	Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.
(a)(1) The registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.
(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.
Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust
PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

				2010			2009
			All fees and	All fees and	All other fees and	All fees and	All fees and	All other fees and
			services to the	services to service	services to service	services to the	services to service	services to service
			Trust that were	affiliates that	affiliates that did	Trust that were	affiliates that	affiliates that did
			pre-approved	were pre-approved	not require pre-approval	pre-approved	were pre-approved	not require pre-approval
(a	)	Audit Fees	$211,890	$0	$0	$244,818	$0	$0
(b	)	Audit-Related Fees	$4,000	$0	$0	$0	$0	$0
(c	)	Tax Fees	$55,000	$0	$0	$0	$0	$0
(d	)	All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust
E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

				2010			2009
			All fees and	All fees and	All other fees and	All fees and	All fees and	All other fees and
			services to the	services to service	services to service	services to the	services to service	services to service
			Trust that were	affiliates that	affiliates that did	Trust that were	affiliates that	affiliates that did
			pre-approved	were pre-approved	not require pre-approval	pre-approved	were pre-approved	not require pre-approval
(a	)	Audit Fees	$259,524	N/A	N/A	$245,808	N/A	N/A
(b	)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c	)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d	)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A
(e)(1) Not applicable.
(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2010	2009
Audit-Related Fees	1.9%	0%
Tax Fees	26.0%	0%
All Other Fees	0%	0%
(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2010	2009
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%
(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2010 and 2009, respectively.
(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2010 and 2009, respectively.
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments
Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies
Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1) Code of Ethics attached hereto.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Philip T. Masterson
Philip T. Masterson, President
Date: December 17, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Philip T. Masterson
Philip T. Masterson, President
Date: December 17, 2010

By (Signature and Title)*	/s/ Michael Lawson
Michael Lawson, Treasurer, Controller & CFO
Date: December 17, 2010

*	Print the name and title of each signing officer under his or her signature.